COST OF SALES (Details Narrative) - Open World Ltd. [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Cost of sales	$ 5,235,082	$ 1,921,861
Incremental expense	$ 4,549,500